Business Acquisitions (Tables)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	As at September 30, 2009
	(RMB’000)	(US$’000)

Cash	5,516	808
Accounts receivable	596	87
Inventories	12,456	1,825
Other current assets	6,446	944
Property and equipment, net	1,355	199
Other non-current assets	508	74
Payable for acquisition of technology	(5,086)	(745)
Advance from customers	(13,674)	(2,003)
Other current liabilities	(16,233)	(2,378)
Deferred tax assets, non current	3,362	494
Deferred tax liability, current	(63)	(9)
Goodwill	9,817	1,437

Purchase consideration	5,000	733

Schedule of Purchase Price Allocation [Table Text Block]

The aggregate purchase consideration is comprised of the following:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash consideration transferred	734,356	113,616
Fair value of the Noncontrolling Interest	967,152	149,633
Fair value of previously held equity interest	450,385	69,681
Total consideration	2,151,893	332,930

Schedule Of Assets and Liabilities Of Acquisition Including Effect Of Measurement Period Adjustments [Table Text Block]

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the date of acquisition, including the effect of measurement period adjustments recorded in 2012 and 2011 as discussed below:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash	38,817	6,006
Accounts receivable	1,421,690	219,957
Inventory	1,274,040	197,113
Other current assets	167,311	25,886
Property and equipment	443,588	68,630
Investment in equity accounted associates & other investment	73,673	11,398
Other non-current assets	75,308	11,651
Goodwill	882,874	136,594
Accounts payable	(850,887)	(131,645)
Short-term borrowings	(337,983)	(52,291)
Other current liabilities	(450,285)	(69,667)
Long-term borrowings	(754,836)	(116,784)
Other long-term liabilities	(154,367)	(23,883)
Net assets held for sale	473,581	73,270
Deferred tax assets	61,287	9,482
Deferred tax liabilities	(2,923)	(452)
Income tax payable	(23,571)	(3,647)
Noncontrolling interest	(10,259)	(1,587)
Convertible Redeemable Note and accrued interest	(175,165)	(27,101)
Purchase consideration	2,151,893	332,930

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

The Company updated the previously reported consolidated balance sheets and statements of operations, of changes in Shareholders’ Equity and of Cash Flows for the six months period ended June 30, 2011 for the final measurement period adjustments that are reflected in the table below.

Consolidated Balance Sheet

	As initially reported June 30, 2011	Measurement period adjustment	Adjusted June 30, 2011
	(RMB)	(RMB)	(RMB)
ASSETS
Current assets:
Cash and cash equivalents	93,771		93,771
Restricted cash	456,250		456,250
Accounts receivable	1,122,810		1,122,810
Inventories	1,424,468	(37,842)	1,386,626
Prepayments and other current assets	132,585		132,585
Tax Receivable	14,747		14,747
Deferred tax assets	—		—
Short –term derivative assets	28,674		28,674
Assets held for sale	2,710,238	(4,329)	2,705,909
Amounts due from related parties	98,032		98,032
Total current assets	6,081,575	(42,171)	6,039,404

Non-current assets:
Property, plant and equipment, net	510,653	(25,359)	485,294
Investment under equity method	61,300		61,300
Intangible assets, net	398,465		398,465
Goodwill	838,928	54,081	893,009
Non-current prepayments	40,158		40,158
Deferred tax assets	44,795		44,795
Other assets, net	61,066		61,066
Total non-current assets	1,955,365	28,722	1,984,087
Total assets	8,036,940	(13,449)	8,023,491

LIABILITIES AND EQUITY
Current liabilities:
Short-term bank borrowings	485,885		485,885
Income tax payable	2,535		2,535
Accounts payable	765,554	(29,881)	735,673
Accrued expenses and other liabilities	493,914		493,914
Deferred tax liabilities	—	2,980	2,980
Short-term derivative liabilities	14,313		14,313
Amounts due to related parties	10,622	29,881	40,503
Liabilities classified as held for sale	2,233,054	3,505	2,236,559
Total current liabilities	4,005,877	6,485	4,012,362

Non-current liabilities:
Long-term bank borrowing	1,228,993		1,228,993
Other long-term liabilities	137,053		137,053
Total non-current liabilities	1,366,046		1,366,046
Total liabilities	5,371,923	6,485	5,378,408

Equity:
Agria Corporation shareholders’ equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 110,766,600 shares issued and outstanding at December 31, 2010, June 30, 2011 and June 30, 2012.)	—		—
Additional paid-in capital	2,271,492		2,271,492
Statutory reserves	237		237
Accumulated other comprehensive loss	(121,746)	(1,679)	(123,425)
Accumulated deficit	(701,413)	(7,163)	(708,576)
Total Agria Corporation shareholders’ equity	1,448,570	(8,842)	1,439,728
Noncontrolling interest	1,216,447	(11,092)	1,205,355
Total Equity	2,665,017	(19,934)	2,645,083
Total liabilities and equity	8,036,940	(13,449)	8,023,491

Consolidated Statement of Operation

	As initially reported 2011	Measurement period adjustment	Adjusted 2011
	(RMB)	(RMB)	(RMB)

Revenue	1,026,168		1,026,168
Cost of revenue	(761,366)	(17,748)	(779,114)
Gross profit	264,802	(17,748)	247,054

Operating expenses:
Selling, general and administrative expenses	(271,112)		(271,112)
Research and development expenses	(7,033)		(7,033)
Total operating expenses	(278,145)		(278,145)
Operating loss	(13,343)	(17,748)	(31,091)

Other income (expense)
Interest income	14,123		14,123
Interest and financing expenses	(22,316)		(22,316)
Exchange gain (loss)	(12,834)		(12,834)
Unrealized (loss) gain in investment	55,542		55,542
Other expense	(3,162)		(3,162)
Other income	2,251		2,251
Income (loss) from equity investments	10,232		10,232
Income (loss) before income tax	30,493	(17,748)	12,745
Income tax	1,074	22	1,096
Income (loss) from continuing operations	31,567	(17,726)	13,841
Income (loss) from discontinued operations	(2,852)		(2,852)
Net income (loss)	28,715	(17,726)	10,989
Less net income or addition of net loss attributable to the non controlling interest	(3,185)	10,563	7,378
Net income (loss) attributable to the Company	25,530	(7,163)	18,367

Loss per ordinary share:
Income(loss) per share from continuing operations – basic and diluted	0.24	(0.06)	0.18

Income (loss) per share from discontinued operations – basic and diluted	(0.01)		(0.01)

Net income (loss) per share – basic and diluted	0.23	(0.06)	0.17

Weighted average number of ordinary shares outstanding-Basic and diluted	110,766,600		110,766,600

Amounts attributable to Company's common shareholders
Income (loss) from continuing operations, net of tax	26,683	(7,162)	19,520
Discontinued operations, net of tax	(1,153)		(1,153)
Net income (loss)	25,530	(7,163)	18,367

Business Acquisition, Pro Forma Information [Table Text Block]

The following summarized unaudited pro forma results of operations, which are inclusive of Continuing and Discontinued Operations, for the year ended December 31, 2010 and the 6 month period ended June 30, 2011, have been prepared assuming that the acquisition of PGW had occurred on January 1, 2010. These pro forma results have been prepared for comparative purposes only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

	(Unaudited)	(Unaudited)
	For the year ended December 31,2010	For 6 months Ended June 30,2011
	(RMB'000)	(RMB'000)

Pro forma revenues	6,256,583	3,551,666
Pro forma net loss	(57,110)	(94,701)
Pro forma net loss per ordinary share-basic and diluted	(0.48)	(0.85)